Memorandum items - Litigation, investigations and reviews (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions			1 Months Ended										12 Months Ended
	Oct. 26, 2018 USD ($)	Jan. 05, 2017 USD ($)	Oct. 31, 2018	Aug. 31, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Oct. 31, 2017 item	Feb. 28, 2017 CHF (SFr)	Dec. 31, 2016 SGD ($)	Oct. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2018 USD ($) item action complaint lawsuit	Dec. 31, 2018 EUR (€) item action complaint lawsuit	Dec. 31, 2018 GBP (£) item action complaint lawsuit	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£) action	Dec. 31, 2015 USD ($) company	Dec. 31, 2015 GBP (£) company	Dec. 31, 2012 GBP (£)	Dec. 31, 2018 GBP (£)	Sep. 30, 2018 GBP (£)	Jul. 10, 2017 item
Trustee and other fiduciary activities
Fee income															£ 257.0	£ 244.0	£ 251.0
UK 2008 rights issue shareholder litigation
Provisions utilised															£ 6,348.0
Number of UK based financial institutions and certain US banks involved in money laundering | item													16	16	16
Payment protection insurance
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					£ 5,300.0	£ 200.0
Provisions utilised															£ 558.0
Investment advice review
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					206.0
Other provisions utilised															144.0
Packaged accounts
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					444.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions														€ 297							266.0
Provisions utilised														211	189.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions														167							£ 150.0
Provisions utilised														€ 41	£ 37.0
The Financial Services Compensation Scheme
The Financial Services Compensation Scheme
Interest rate basis													12 month LIBOR	12 month LIBOR	12 month LIBOR
Adjustment to interest rate basis														1.11%							1.11%
Interim payment					£ 4.7
Accrued estimated FSCS levies																					£ 1.8
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Litigation, investigations and reviews
Final settlement amount | $													$ 1,000.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | $													$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of failed US banks | item																							39
Number of non-class action | action																	24
Number of non-class actions pending | action																	6
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class actions | action													2	2	2
Different Reference Rates [Member]
UK 2008 rights issue shareholder litigation
Number of class actions | complaint													4	4	4
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $																		$ 255.0
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item													3	3	3
Madoff
Litigation, investigations and reviews
Damages claimed | $											$ 21.8	$ 75.8
Consumer relief credits | $				$ 74.6
The Financial Services Compensation Scheme
Maximum contingent liability | $												$ 162.1
UK 2008 rights issue shareholder litigation
Number of class actions | action													2	2	2
Thornburg adversary proceeding
Litigation, investigations and reviews
Final settlement amount | $	$ 23.5
Property Alliance Group claim
Litigation, investigations and reviews
Damages claimed									£ 34.8						£ 446.7
SMEs | FCA
UK 2008 rights issue shareholder litigation
Total aggregate provisions																	£ 400.0				£ 50.0
Provisions utilised															£ 270.0
Coutts & Co Ltd
UK 2008 rights issue shareholder litigation
Penalty paid								$ 2.4		$ 78.5
NPA term										4 years
Disgorge Profits | SFr							SFr 6.5
Tax dispute
Litigation, investigations and reviews
Damages claimed																			£ 71.4
UK 2008 rights issue shareholder litigation
Value-added-tax																				£ 86.0
Penalty as a percentage of VAT																				100.00%
Number of claimants | company																		10	10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item						2
Number of terrorist attacks claimed | item						18
NatWest | RMBS and other securitised products investigations
UK 2008 rights issue shareholder litigation
NPA term			6 months
NatWest | DoJ
UK 2008 rights issue shareholder litigation
Penalty paid | $		$ 395.0
Number of years probation		3 years
NatWest | France local authorities
UK 2008 rights issue shareholder litigation
Number of complaints filed | lawsuit													5	5	5
Number of claims dismissed | lawsuit													3	3	3